Intangible Assets - Mortgage Servicing Rights (Details) - Mortgage servicing rights - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mortgage Servicing Rights
Mortgage loans serviced for others	$ 240.5	$ 270.0	$ 292.7
Mortgage loan servicing fees reported as non-interest income	$ 0.8	$ 0.8	$ 0.9